Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 16,434,562	$ 534,805	$ 5,474,105
Financial liabilities	91,152,265	2,966,231	76,206,394
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,964,775	1,365,596	69,654,969
Financial liabilities	$ 121,370,564	$ 3,949,579	$ 158,557,225